Schedule of credit risk (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Lifetime expected credit losses [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 437,456	$ 3,404,848	$ 3,319,847
12-month expected credit losses [member]
IfrsStatementLineItems [Line Items]
Deposits and other receivables	3,130,320	24,364,221	23,470,279
Amounts due from related companies	2,053,584	15,983,658	17,304,600
Amounts due from shareholders			$ 74,100